Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	51,502
Proposed Maximum Offering Price per Unit	10.55
Maximum Aggregate Offering Price	$ 543,346.10
Fee Rate	0.0087%
Amount of Registration Fee	$ 47.27
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of 51,502 shares of common stock issuable to one employee upon vesting pursuant to one-time inducement equity award of 51,502 restricted stock units granted to the employee to induce the employee to accept employment in accordance with Nasdaq Listing Rule 5635(c)(4). (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) of the Securities Act of 1933, as amended, and based upon the average of the high ($10.72) and low ($10.38) prices of the Registrant's common stock on October 12, 2026, as reported on The Nasdaq Capital Market.